INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2021
Accumulated amortization	$ (8,612,000)	$ (4,610,000)	$ (7,113,000)
Less : Impairment expense	(1,867,000)	0
Intangible assets, net	4,191,000	10,060,000	2,572,000
Intangible assets, Gross	14,670,000	14,670,000	9,685,000
Non-Compete Agreements [Member]
Intangible assets, Gross	2,200,000	2,200,000	1,430,000
Workforce Acquired [Member]
Intangible assets, Gross	2,790,000	2,790,000	2,125,000
Customer Relationship [Member]
Intangible assets, Gross	8,510,000	8,510,000	4,960,000
Tradename [Member]
Intangible assets, Gross	410,000	410,000	410,000
Non-Core Customer Relationships [Member]
Intangible assets, Gross	$ 760,000	$ 760,000	$ 760,000